Impairments and reversals (Tables)	6 Months Ended
Jun. 30, 2022
Impairment Of Assets [Abstract]
Disclosure of impairment loss and reversal of impairment loss

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
(348)	6,295	8,223	Depreciation, depletion and amortisation	5,947	14,119
			of which:
5,608	5,388	5,890	Depreciation	10,997	11,702
153	907	2,334	Impairments	1,059	2,622
(6,109)	—	(1)	Impairment reversals	(6,109)	(205)

Commodity price assumptionsaApplied in impairment testing	The near-term commodity price assumptions applied in the relevant impairment testing in the second quarter 2022 were as follows:

Commodity price assumptions [A]	2023	2024	2025	2026
Brent crude oil ($/b)	80	70	70	71
Henry Hub natural gas ($/MMBtu)	4.00	3.50	3.50	3.98
[A] Money of the day.